OPERATING LEASE OBLIGATIONS:	12 Months Ended
Dec. 31, 2011
OPERATING LEASE OBLIGATIONS:
OPERATING LEASE OBLIGATIONS:

12. OPERATING LEASE OBLIGATIONS:

The following is a schedule of minimum future rentals under the terms of noncancelable operating leases as of December31, 2011:

($inmillions)
Years ended December31:
2012	$18.3
2013	13.2
2014	9.5
2015	6.8
2016	5.2
Thereafter	9.3
Total	$62.3

Rent expense under all operating leases was $29.0 million, $28.4 million and $27.9 million for the years ended December31, 2011, 2010 and 2009, respectively. Rent escalations and other lease concessions are reflected on a straight-line basis over the minimum lease term. Minimum future rentals include the effect of any index or rate that was applicable at lease inception.